Penn Series Funds, Inc.
Schedule of Investments — September 30, 2020 (Unaudited)
Mid Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — 83.7%
Agriculture — 0.7%
Sanderson Farms, Inc.	4,910	$579,233
Apparel — 2.2%
Columbia Sportswear Co.	8,456	735,503
Levi Strauss & Co., Class A	82,894	1,110,779
		1,846,282
Auto Parts & Equipment — 1.1%
Aptiv PLC	9,724	891,496
Banks — 7.2%
Citizens Financial Group, Inc.	65,858	1,664,890
Fifth Third Bancorp	30,325	646,529
First Horizon National Corp.	108,549	1,023,617
M&T Bank Corp.	17,823	1,641,320
Regions Financial Corp.	90,443	1,042,808
		6,019,164
Biotechnology — 0.9%
Corteva, Inc.	25,085	722,699
Building Materials — 1.2%
Martin Marietta Materials, Inc.	4,282	1,007,812
Chemicals — 6.0%
Axalta Coating Systems Ltd.*	50,904	1,128,542
NewMarket Corp.	4,367	1,494,911
Nutrien Ltd.	31,624	1,240,610
W.R. Grace & Co.	5,343	215,269
Westlake Chemical Corp.	14,447	913,339
		4,992,671
Commercial Services — 0.8%
Global Payments, Inc.	3,740	664,149
Computers — 1.7%
Check Point Software Technologies Ltd.*	12,135	1,460,326
Distribution & Wholesale — 1.1%
IAA, Inc.*	18,610	969,023
Diversified Financial Services — 1.3%
Discover Financial Services	19,007	1,098,224
Electric — 7.3%
Alliant Energy Corp.	45,979	2,374,815
Entergy Corp.	18,768	1,849,211
Evergy, Inc.	37,572	1,909,409
		6,133,435
Electrical Components & Equipment — 1.8%
AMETEK, Inc.	14,880	1,479,072
Electronics — 2.5%
Agilent Technologies, Inc.	11,144	1,124,876
Avnet, Inc.	37,936	980,266
		2,105,142
	Number of Shares	Value†

Engineering & Construction — 1.0%
EMCOR Group, Inc.	12,067	$817,057
Environmental Control — 1.6%
Waste Connections, Inc.	12,571	1,304,870
Food — 2.5%
Lamb Weston Holdings, Inc.	18,057	1,196,638
Tyson Foods, Inc., Class A	15,265	907,962
		2,104,600
Gas — 1.2%
Southwest Gas Holdings, Inc.	16,641	1,050,047
Hand & Machine Tools — 1.9%
Lincoln Electric Holdings, Inc.	16,970	1,561,919
Healthcare Services — 3.0%
Laboratory Corp. of America Holdings*	13,582	2,557,083
Insurance — 9.5%
Axis Capital Holdings Ltd.	32,998	1,453,232
Globe Life, Inc.	30,931	2,471,387
RenaissanceRe Holdings Ltd.	12,360	2,097,986
The Hartford Financial Services Group, Inc.	51,868	1,911,855
		7,934,460
Internet — 1.7%
F5 Networks, Inc.*	11,476	1,408,908
Machinery — Construction & Mining — 3.2%
BWX Technologies, Inc.	47,588	2,679,680
Media — 2.1%
Fox Corp., Class B	63,496	1,775,983
Miscellaneous Manufacturing — 1.1%
Carlisle Cos., Inc.	7,383	903,458
Oil & Gas — 0.9%
Pioneer Natural Resources Co.	8,389	721,370
Packaging and Containers — 1.7%
Graphic Packaging Holding Co.	101,756	1,433,742
Retail — 4.2%
Casey's General Stores, Inc.	7,755	1,377,676
MSC Industrial Direct Co., Inc., Class A	7,204	455,869
O'Reilly Automotive, Inc.*	1,298	598,482
Qurate Retail, Inc., Class A	45,955	329,957
Ross Stores, Inc.	7,681	716,791
		3,478,775
Savings & Loans — 1.2%
Washington Federal, Inc.	46,966	979,711

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2020 (Unaudited)
Mid Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Semiconductors — 2.0%
Analog Devices, Inc.	3,319	$387,460
Maxim Integrated Products, Inc.	18,827	1,272,894
		1,660,354
Software — 6.4%
CDK Global, Inc.	27,404	1,194,540
Cerner Corp.	12,794	924,878
Citrix Systems, Inc.	7,144	983,800
Electronic Arts, Inc.*	11,240	1,465,809
Synopsys, Inc.*	3,628	776,320
		5,345,347
Telecommunications — 0.8%
Motorola Solutions, Inc.	4,511	707,370
Trucking and Leasing — 1.9%
GATX Corp.	24,967	1,591,646
TOTAL COMMON STOCKS (Cost $64,016,337)		69,985,108

REAL ESTATE INVESTMENT TRUSTS — 13.2%
Apartments — 1.9%
Camden Property Trust	17,709	1,575,747
Building & Real Estate — 3.2%
Equity LifeStyle Properties, Inc.	43,547	2,669,431
Diversified — 2.1%
Lamar Advertising Co., Class A	27,037	1,789,038
Office Property — 1.9%
Equity Commonwealth	58,955	1,569,972
Storage & Warehousing — 4.1%
Americold Realty Trust	35,309	1,262,296
Public Storage	9,633	2,145,462
		3,407,758
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $10,368,524)		11,011,946

SHORT-TERM INVESTMENTS — 2.0%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.000%) (Cost $1,688,721)	1,688,721	1,688,721
TOTAL INVESTMENTS — 98.9% (Cost $76,073,582)		$82,685,775
Other Assets & Liabilities — 1.1%		960,461
TOTAL NET ASSETS — 100.0%		$83,646,236

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
PLC— Public Limited Company.
Country Weightings as of 09/30/2020††
United States	91%
Bermuda	4
Israel	2
Canada	2
Ireland	1
Total	100%
††	% of total investments as of September 30, 2020

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